UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                   FORM N-CSRS
                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of -7.94% for the six months ended April 30, 2009. While we are not pleased with having lost money during this period, the Fund outperformed its benchmark, the S&P 500 Composite Index which had a total return of -8.53%. The Fund underperformed its peer group, the Morningstar Large Blend Fund Category, which had a total return of -6.71%. As of April 30, 2009, 96% of the Fund's assets were invested in equities.

For a longer term view, from inception almost 14 years ago (May 8, 1995) through April 30, 2009, the Fund had a total return of 195.54% (8.06% annualized). This compares favorably with the 95.09% total return (4.89% annualized) for our benchmark (the S&P 500 Composite Index since July 1, 2007, and an 80% weighting of the S&P 500 Composite Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities from inception through June 30, 2007) and the 79.12% total return (4.25% annualized) for our peer group (the Morningstar Large Blend Fund Category since July 1, 2007 and the Lipper Mixed-Asset Target Fund Universe from inception through June 30, 2007*).

Since last reporting to you, both the financial markets and the broader economy have remained turbulent. This turbulence has been driven by a number of factors including: the ongoing deleveraging of the financial system and overall economy; a (long overdue) shift by U.S. households from dissaving to a savings rate of over 5% that has led to a sharp contraction in consumer spending; and significant uncertainty created by the U.S. Government's prospective policies on labor, healthcare, international trade and deficit spending. While the turbulence has abated somewhat recently, and many manufacturers may have finally reduced their production rates and inventories to levels below current overall demand, we remain cautious. In particular, we are concerned about the inflationary implications of the Federal Reserve's massive growth in assets, and we are skeptical about the political plausibility of the Fed reversing this process at the point when inflation rears its ugly head. From its formation in 1913 through the third quarter of 2007, the Fed grew its assets from zero to $800 billion. In the six quarters since the third quarter of 2007, the Fed has grown its assets to over $2 trillion, or by over 150%, as much as in the prior 95 years. The political class in Washington appears to have ignored the inflationary implications of the aforementioned and the significant tightening that the Fed will probably have to undertake in order to avert materially higher rates of inflation.

Turning to the overall portfolio, as value investors we examine many measurements to determine the value of businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury. As of April 30, 2009, the portfolio had an earnings yield of 7.4%, above the 6.4% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.0% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 13.5% based on current prices.

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

                                   FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                   ---------------   ---------------------
QUALITY
Return-on-Equity (ROE) [1]                 31%                   13%
Period Needed to Retire
   Debt from Free Cash Flow [2]        2 Year               7 Years
Estimated Annual EPS Growth
   for 2009-2014                           11%                    8%
VALUATION
   2009 Estimated Price/Earnings        13.5X                 15.7X

[1] ROE is based on net income for the trailing four quarters ended 3/31/09 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P Industrials Index, we believe that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman

Bernard Groveman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
          AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                                TOTAL RETURN(1)

                          Annualized     Annualized   Annualized
Six-Month   One Year        3 Year         5 Year       10 Year
 Return      Return         Return         Return       Return
---------   --------   ---------------   ----------   ----------
 (7.94)%    (33.04%)       (10.31%)        (3.88%)      2.53%

                              (PERFORMANCE GRAPH)

                                FMC SELECT FUND    S&P 500 FORWARD
                                ---------------    ---------------
1998                               $10,000             $10,000
1999                                11,818              12,045
2000                                13,223              12,812
2001                                14,192              10,506
2002                                14,364               9,367
2003                                16,775              11,028
2004                                18,208              11,955
2005                                19,355              12,800
2006                                21,548              14,585
2007                                24,003              16,450
2008                                16,337              10,512
2009                                15,039               9,615


                              (PERFORMANCE GRAPH)

                                                   MERRILL 1-10 YEAR
              FMC SELECT FUND    S&P 500 INDEX     CORP/GOV'T INDEX
              ---------------    -------------     -----------------
1998              $10,000           $10,000             $10,000
1999               11,818            12,567              10,091
2000               13,223            13,332              10,748
2001               14,192            10,012              12,279
2002               14,364             8,500              13,009
2003               16,775            10,267              13,682
2004               18,208            11,235              14,259
2005               19,355            12,214              14,311
2006               21,548            14,210              14,979
2007               24,003            16,279              15,819
2008               16,337            10,403              15,879
2009               15,039             9,515              16,906

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                            PORTFOLIO COMPOSITION (5)

                                   (PIE CHART)

Commercial Mortgage Obligation                    0.5%
Banks                                             0.4%
U.S. Government Mortgage-Backed Obligation        0.1%
Health Care                                      18.3%
Miscellaneous                                    13.0%
Miscellaneous Consumer                           12.5%
Retail                                           12.4%
Services                                         11.2%
Media                                             9.2%
Financial Services                                5.3%
Energy                                            4.4%
Food                                              3.1%
Technology                                        3.1%
Health Care Services                              2.2%
Corporate Obligations                             2.2%
Residential Mortgage Obligations                  0.9%
Cash Equivalent                                   0.7%
Utilities                                         0.5%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

                                                                                             Value
                                                                                 Shares      (000)
                                                                               ----------   -------
COMMON STOCK (96.1%)
BANKS (0.4%)
   TF Financial ............................................................       32,000   $    608
                                                                                            --------
ENERGY (4.5%)
   ENSCO International .....................................................      164,200      4,643
   Nabors Industries Ltd.* .................................................      159,100      2,420
                                                                                            --------
                                                                                               7,063
                                                                                            --------
FINANCIAL SERVICES (5.3%)
   Chubb ...................................................................      113,000      4,401
   Franklin Resources ......................................................       14,000        847
   Western Union ...........................................................      189,850      3,180
                                                                                            --------
                                                                                               8,428
                                                                                            --------
FOOD (3.1%)
   Nestle ADR ..............................................................      150,000      4,868
                                                                                            --------
HEALTH CARE (18.4%)
   Abbott Laboratories .....................................................       53,700      2,247
   Amgen* ..................................................................      121,480      5,888
   Baxter International ....................................................      125,275      6,076
   Novartis ................................................................      129,300      4,902
   Teva Pharmaceutical Industries Ltd. ADR .................................       73,000      3,204
   Wyeth ...................................................................      159,000      6,742
                                                                                            --------
                                                                                              29,059
                                                                                            --------
HEALTH CARE SERVICES (2.2%)
   IMS Health ..............................................................       39,426        495
   UnitedHealth Group ......................................................      126,004      2,964
                                                                                            --------
                                                                                               3,459
                                                                                            --------
MEDIA (9.2%)
   Harte-Hanks .............................................................      431,950      3,568
   Omnicom Group ...........................................................      189,020      5,948
   Viacom, Cl B* ...........................................................      260,900      5,020
                                                                                            --------
                                                                                              14,536
                                                                                            --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

                                                                                 Shares
                                                                                  /Face
                                                                                 Amount       Value
                                                                                  (000)       (000)
                                                                               ----------   --------
MISCELLANEOUS (13.1%)
   3M ......................................................................      108,800   $  6,267
   Berkshire Hathaway, Cl A* ...............................................           41      3,854
   Berkshire Hathaway, Cl B* ...............................................        1,631      4,999
   Leucadia National .......................................................      262,410      5,571
                                                                                            --------
                                                                                              20,691
                                                                                            --------
MISCELLANEOUS CONSUMER (12.6%)
   Dorel Industries, Cl B ..................................................      199,800      3,902
   Kimberly-Clark ..........................................................       76,200      3,744
   Reckitt Benckiser Group(1) ..............................................      310,800     12,283
                                                                                            --------
                                                                                              19,929
                                                                                            --------
RETAIL (12.5%)
   Autozone* ...............................................................       42,300      7,038
   CVS/Caremark ............................................................      258,500      8,215
   Lowe's ..................................................................      209,000      4,494
                                                                                            --------
                                                                                              19,747
                                                                                            --------
SERVICES (11.2%)
   McGraw-Hill .............................................................       75,000      2,261
   Monster Worldwide* ......................................................       60,000        828
   Moody's .................................................................      234,600      6,925
   NYSE Euronext ...........................................................      172,500      3,997
   Robert Half International ...............................................      157,900      3,793
                                                                                            --------
                                                                                              17,804
                                                                                            --------
TECHNOLOGY (3.1%)
   Amdocs Ltd.* ............................................................      237,500      4,971
                                                                                            --------
UTILITIES (0.5%)
   Florida Public Utilities ................................................       60,499        741
                                                                                            --------
   TOTAL COMMON STOCK
     (Cost $148,467) .......................................................                 151,904
                                                                                            --------
CORPORATE OBLIGATIONS (2.2%)
   Blyth
      5.500%, 11/01/13 .....................................................   $      950        703
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .....................................................           49         27
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 .....................................................        2,575      2,694
                                                                                            --------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,633) ........................................................                   3,424
                                                                                            --------

      The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

                                                                                  Face
                                                                                 Amount
                                                                                 (000)/       Value
                                                                                 Shares       (000)
                                                                               ----------   --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.0%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .....................................................   $    1,124   $    620
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 .....................................................          467        415
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
      6.380%, 12/18/35 .....................................................          437        441
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .....................................................           40         35
                                                                                            --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,129) ...........................................................                   1,511
                                                                                            --------
COMMERCIAL MORTGAGE OBLIGATION (0.5%)
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .....................................................        1,000        794
                                                                                            --------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ...........................................................                     794
                                                                                            --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.0%)
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 .....................................................           82         87
                                                                                            --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
   (Cost $84) ..............................................................                      87
                                                                                            --------
CASH EQUIVALENT (0.6%)
   Dreyfus Treasury Prime Cash Management Fund, 0.090%(2) ..................    1,032,106      1,032
                                                                                            --------
TOTAL CASH EQUIVALENT
   (Cost $1,032) ...........................................................                   1,032
                                                                                            --------
TOTAL INVESTMENTS - (100.4%)
   (Cost $156,346) .........................................................                $158,752
                                                                                            ========

PERCENTAGES ARE BASED ON NET ASSETS OF $158,112,626.

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT APRIL 30, 2009 WAS $12,282,783 AND REPRESENTED 7.8% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
LTD. -- LIMITED
SER  -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

Assets:
   Investments at Value (Cost $156,346) ..........................   $   158,752
   Receivable for Investment Securities Sold .....................           627
   Dividends and Interest Receivable .............................           498
   Other Assets ..................................................             9
                                                                     -----------
      Total Assets ...............................................       159,886
                                                                     -----------
Liabilities:
   Payable for Investment Securities Purchased ...................         1,526
   Payable to Investment Adviser .................................            99
   Payable for Capital Shares Redeemed ...........................            76
   Payable to Administrator ......................................            15
   Payable to Trustees and Officers ..............................             4
   Other Accrued Expenses ........................................            53
                                                                     -----------
      Total Liabilities ..........................................         1,773
                                                                     -----------
   Net Assets ....................................................   $   158,113
                                                                     ===========
Net Assets Consist of:
   Paid-in Capital ...............................................   $   174,729
   Undistributed Net Investment Income ...........................           112
   Accumulated Net Realized Loss on Investments ..................       (19,143)
   Net Unrealized Appreciation on Investments ....................         2,406
   Net Unrealized Appreciation on Foreign Currency Transactions ..             9
                                                                     -----------
   Net Assets ....................................................   $   158,113
                                                                     ===========
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) .............................    10,792,667(1)
                                                                     -----------
   Net Asset Value, Offering and Redemption Price Per Share ......   $     14.65
                                                                     ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Six Month Period Ended April 30, 2009                        (Unaudited)

Investment Income:
   Dividend Income (less foreign taxes withheld of $93) ..   $  1,830
   Interest Income .......................................        121
                                                             --------
      Total Investment Income ............................      1,951
                                                             --------
Expenses:
   Investment Advisory Fees ..............................        622
   Administration Fees ...................................         94
   Trustees' and Officers' Fees ..........................          7
   Transfer Agent Fees ...................................         28
   Professional Fees .....................................         25
   Printing Fees .........................................         16
   Registration and Filing Fees ..........................         11
   Custodian Fees ........................................          7
   Other Expenses ........................................         10
                                                             --------
      Total Expenses .....................................        820
                                                             --------
      Net Investment Income ..............................      1,131
                                                             --------
   Net Realized Loss on Investments ......................    (19,126)
   Net Change in Unrealized Appreciation on Investments ..      1,280
   Net Change in Unrealized Appreciation on Foreign
      Currency Transactions ..............................          9
                                                             --------
      Net Realized and Unrealized Loss on Investments ....    (17,837)
                                                             --------
Net Decrease in Net Assets Resulting from Operations .....   $(16,706)
                                                             ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Six Month Period Ended April 30, 2009 (Unaudited) and the Year Ended October 31, 2008

                                                                                   SIX MONTHS               YEAR
                                                                              NOVEMBER 1, 2008 TO   NOVEMBER 1, 2007 TO
                                                                                APRIL 30, 2009        OCTOBER 31, 2008
                                                                              -------------------   -------------------
Operations:
   Net Investment Income ..................................................        $  1,131          $   1,070
   Net Realized Gain (Loss) on Investments ................................         (19,126)                96
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Foreign Currency Transactions ....................           1,289            (96,384)
                                                                                   --------          ---------
      Net Decrease in Net Assets Resulting from Operations ................         (16,706)           (95,218)
                                                                                   --------          ---------
Dividends and Distributions:
   Net Investment Income ..................................................          (1,019)            (1,115)
   Net Realized Gain ......................................................             (66)            (5,526)
                                                                                   --------          ---------
      Total Dividends and Distributions ...................................          (1,085)            (6,641)
                                                                                   --------          ---------
Capital Share Transactions:
   Issued .................................................................           2,854             16,511
   In Lieu of Dividends and Distributions .................................           1,085                141
   Redeemed ...............................................................         (19,176)           (39,186)
                                                                                   --------          ---------
      Net Decrease in Net Assets Derived from Capital Share Transactions ..         (15,237)           (22,534)
                                                                                   --------          ---------
      Total Decrease in Net Assets ........................................         (33,028)          (124,393)
                                                                                   --------          ---------
Net Assets:
   Beginning of Period ....................................................         191,141            315,534
                                                                                   --------          ---------
   End of Period ..........................................................        $158,113          $ 191,141
                                                                                   ========          =========
Undistributed Net Investment Income .......................................        $    112          $      --
                                                                                   ========          =========
Shares Issued and Redeemed:
   Issued .................................................................             205                750
   In Lieu of Dividends and Distributions .................................              80                  6
   Redeemed ...............................................................          (1,420)            (1,924)
                                                                                   --------          ---------
      Net Decrease in Shares Outstanding from
         Capital Share Transactions .......................................          (1,135)            (1,168)
                                                                                   ========          =========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2009 (Unaudited) and for the Years Ended October 31,


           Net               Realized and
          Asset               Unrealized              Dividends Distributions     Total
          Value,      Net     Gain (Loss)    Total    from Net      from        Dividends
        Beginning Investment      on         from    Investment   Realized         and
        of Period   Income    Investments Operations   Income       Gains     Distributions
        --------- ---------- ------------ ---------- ---------- ------------- -------------
2009(3)  $16.03    $0.10(2)    $(1.38)      $(1.28)    $(0.09)     $(0.01)       $(0.10)
2008      24.09     0.08(2)     (7.63)       (7.55)     (0.09)      (0.42)        (0.51)
2007      22.22     0.17(2)      2.32         2.49      (0.18)      (0.44)        (0.62)
2006      20.78     0.23(2)      2.07         2.30      (0.23)      (0.63)        (0.86)
2005      20.36     0.21(2)      1.08         1.29      (0.21)      (0.66)        (0.87)
2004      19.48     0.19         1.44         1.63      (0.19)      (0.56)        (0.75)

                                                 Ratio
          Net                Net                 of Net
         Asset            Assets,     Ratio    Investment
        Value,              End    of Expenses   Income   Portfolio
        End of   Total   of Period  to Average to Average  Turnover
        Period Return(1)   (000)    Net Assets Net Assets    Rate
        ------ --------- --------- ----------- ---------- ---------
2009(3) $14.65   (7.94)%  $158,113     1.05%      1.45%       9%
2008     16.03  (31.94)    191,141     0.99       0.39       17
2007     24.09   11.39     315,534     0.98       0.71       19
2006     22.22   11.33     298,904     1.00       1.07       13
2005     20.78    6.30     279,779     1.02       0.97       18
2004     20.36    8.54     249,200     1.02       0.93       11

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share calculations were performed using average shares for the period.

(3)  All ratios for the period have been annualized.

  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

     net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009 (000):

                             LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                            --------   -------   -------   --------
Investments in securities   $152,936    $5,816     $--     $158,752

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted FASB Interpretation No. 48, Accounting for Uncertainty in

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

     Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2009, the Adviser received $30,657 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION,TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2009, were as follows (000):

Purchases
   U.S. Government ....   $    --
   Other ..............    14,463
Sales and Maturities
   U.S. Government ....        33
   Other ..............    23,677

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   ------
2008    $1,066       $5,575      $6,641
2007     2,414        5,732       8,146

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term Capital Gains ..   $   64
Unrealized Appreciation ................    1,111
                                           ------
Total Distributable Earnings ...........   $1,175
                                           ======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows
(000):

               AGGREGATE         AGGREGATE            NET
 FEDERAL   GROSS UNREALIZED   GROSS UNREALIZED    UNREALIZED
TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
--------   ----------------   ----------------   ------------
$156,346        $33,140           $(30,734)          $2,406

8. OTHER:

At April 30, 2009, one shareholder of record held 98% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser, through Pershing LLC, in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2009                                                       (Unaudited)

SFAS No. 161 requires enhanced disclosures about the Fund's derivative instruments and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management has evaluated the adoption of SFAS No. 161 and does not expect a material impact on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 --Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management has evaluated the adoption of FSP 157-4 and does not expect a material impact on the Fund's financial statements and related disclosures.

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/08    04/30/09     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,079.40      1.05%       $5.43
HYPOTHETICAL 5% RETURN    1,000.00    1,019.57      1.05         5.27

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE ADVISORY AGREEMENT                                               (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 11-12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and reviewed its key personnel and ownership structure. The representatives then discussed the Adviser's compliance program and reviewed the Adviser's execution quality and commission levels, noting that the Adviser had engaged an independent evaluation group to assess the Adviser's execution quality. The representatives also noted that commission rates had been reduced in November 2006. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (Unaudited)

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year. The Adviser noted that the Select Fund had outperformed its benchmark over various periods of time and that although the Strategic Value Fund had underperformed its benchmark over recent periods, the Fund had strong long-term performance. Considering all of the information, the Board concluded that each Fund's performance was within the range of its peer group and concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations and, while higher than the majority of funds in their peer groups, were consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of each Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-SA-002-0800

                                 FMC SELECT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2009
                                  (UNAUDITED)

ADVISED BY:
FIRST MANHATTAN CO.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.